Equity Securities (Details Narrative) - USD ($)					1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2021	Jul. 12, 2021	Mar. 15, 2021	Jun. 14, 2019	Aug. 31, 2021	Aug. 17, 2021	Jun. 29, 2021	Mar. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Jun. 30, 2020	May 31, 2020	Nov. 30, 2016	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2021	Jul. 30, 2021	Mar. 24, 2021	Jun. 30, 2019	Mar. 31, 2017	Feb. 28, 2017
Series 1c preferred units issued																											5,221,156
Deemed dividend																$ 269,038
Common stock, Warrant issued					69,212											69,212
Series 1a preferred warrants exercise price																$ 20.50
Series 1a preferred warrants expire																which expire November 15, 2026
Common units issued																133,953		5,569	161,142
Unvested units																		134,331	230,691
Common stock, shares issued																8,328,629
Common stock, shares outstanding																8,328,629
Common stock, authorized	90,000,000
Warrant outstanding																2,957,142
Exercise price of warrant																$ 7.00
Warrant expire																which expire August 17, 2026
Common stock, Shares available for issuances increased							1,648,199									1,648,213
Common stock, shares available for issuances							593,340
Stock-based compensation expense																$ 1,416,691	$ 0
Debt Conversion, Converted Instrument, Principal Amount										$ 1,145,000								$ 1,145,000
Preferred stock, Conversion of Stock, Shares Converted						65,823,015
Exercise of Series 1a Preferred Warrant Units, amount																		18,750
Subordinated convertible promissory notes interest																180,434	0
Proceeds from issuance of preferred stock																0	18,750	$ 18,750	$ 0
Deemed dividend presented																$ 2,200,000.0	$ 2,300,000
Description of reverse split							1-for-20.5 reverse split
Board of Directors [Member]
Percentages of initial public per share offering price																80.00%
Description of reverse split							1-for-20.5
June 2020 [Member]
Exercise of Series 1a Preferred Warrant Units, shares																18,750
Exercise of Series 1a Preferred Warrant Units, amount																$ 18,750
License Agreement | Villani, Inc
Series 1c preferred units issued																									5,221,156			5,221,156
Deemed dividend						$ 269,038
Payment to Licensor						1,000,000.0
Carrying value						730,962
Series 1c preferred share redemption, Paid for the shares						$ 1,000,000.0
IPO [Member] | Warrant [Member]
Common stock, shares sold						2,571,428
Warrants sold to purchase one share of common stock						2,571,428
Warrants sold to purchase one share of common stock, Exercise price						$ 7.00
Offering price						$ 7.00
Warrant units to purchase stocks						2,957,142
Additional shares of warrant						385,714
Offering price per share						$ 7.00
Closing trading price						$ 0.9995
Outstanding warrants exercisable																2,957,142
Fair value per share																$ 4.49
Class B Common Units
Common units issued																133,953		133,953
Common stock, shares issued																		1,767,477	1,761,908
Common stock, shares outstanding																		1,767,477	1,761,908
Warrant outstanding																65,303
Exercise price of warrant								$ 5.74						$ 5.74		$ 7.00
Stock-based compensation expense								$ 279,812
Common Stock, Conversion of Stock, Shares Issued														65,303
Common units outstanding																1,767,477		1,767,477
Common units issued consideration																$ 2,853		$ 2,853
Common units issued as profits interest																365,245		365,245
Thresholds price per share minimum																$ 0.001		$ 0.001
Thresholds price per share maximum																$ 0.36		$ 0.36
Stock issued during period															2,439
Common units forfeited														22,494
Estimated fair value of common stock issued																$ 2,340,000
Common Stock and Preferred Stock [Member]
Common stock, shares outstanding																								1,911,009
Common Stock, Conversion of Stock, Shares Issued					3,813,973
Preferred and common stock par value per share																										$ 0.0001
Common stock, shares sold					2,571,428	2,571,428
Warrants sold to purchase one share of common stock					2,957,142	2,571,428
Warrants sold to purchase one share of common stock, Exercise price						$ 7.00
Offering price						$ 7.00
Options exercised to purchase additional warrants						385,714
Options exercised to purchase additional warrants, Exercise price						$ 7.00
Proceeds from issuance initial public offering						$ 15,400,000
Underwriters' discounts and offering expenses						$ 2,600,000
Preferred stock, Conversion of Stock, Shares Converted					65,823,015
Common Stock and Preferred Stock [Member] | Convertible promissory notes [Member]
Common Stock, Conversion of Stock, Shares Issued					32,219
Debt Conversion, Converted Instrument, Principal Amount					$ 175,000
Debt Conversion, Converted Instrument, Accrued Interest					$ 5,434
Series 1a Preferred Units
Series 1c preferred units issued																					5,000,000
Common stock, shares outstanding																		5,018,750	5,000,000
Exercise price of warrant																$ 20.50										$ 20.50
Preferred stock, Conversion of Stock, Shares Converted					1,419,228
Warrant units to purchase stocks																					1,250,000
Net of issuance costs																					$ 19,868
Proceeds from issuance of stock																					$ 5,000,000
Warrants exercised											18,750
Consideration of warrants exercised											$ 18,750
Preferred stock not to exceed the product as percentage description																25
Common Stock, Conversion of Stock, Warrant Exercisable					69,212
Conversion price per share																$ 0.80
Series 1a Preferred Units | Warrant [Member]
Series 1c preferred units issued													5,000,000					1,231,250
Proceeds from issuance of stock																		$ 5,000,000
Series 1a Preferred Units | Loan and Security Agreement [Member]
Exercise price of warrant																													$ 1.00
Warrant units to purchase stocks																													187,978
Series 1c Preferred Units
Common stock, shares outstanding																		46,553,188	44,767,474
Financing from current and new investors				$ 5,785,000
Net of issuance costs																			$ 25,857
Cash received from conversion of onvertible note issued																			150,000
Cash proceeds																			$ 5,535,000
Interest on convertible note				1,487
Remaining balance committed to financing payable amount				$ 250,000							$ 125,000	$ 125,000
Preferred unit interest rate																8% per annum
Series 1b Preferred Units
Series 1c preferred units issued																				6,500,000
Common units issued																1,268,279		1,268,279
Common stock, shares outstanding																		6,500,000	6,500,000
Estimated fair value of common stock issued																$ 2,340,000		$ 2,340,000
Warrant units to purchase stocks																					1,268,279
Net of issuance costs																				$ 40,405
Proceeds from issuance of stock																				$ 6,500,000
Series 1b Preferred Units | Warrant [Member]
Issuance of series 1a preferred units													5,000,000
Description of warrant													up to an aggregate number of Series 1a Preferred Units not to exceed the product of 25% and the aggregate number of Series 1a Preferred Units then held by such Series 1a Preferred Member, which was 1,231,250 units at December 31, 2020. The exercise price for each Warrant Unit was $1.00, subject to adjustment for unit splits and combinations. The warrants had a 5-year term
Proceeds from issuance of warrant													$ 5,000,000
Fair value basis													4,381,199
Relative fair value													$ 618,801
Series 1a preferred units held																		1,231,250
Series 1d Preferred Stock
Stock issued during period								686,742	686,742
Preferred stock, Conversion of Stock, Shares Converted			5,379,247
Proceeds from issuance of stock									$ 570,000
Conversion price per share																$ 0.83
Subordinated convertible promissory notes			$ 4,391,000
Subordinated convertible promissory notes interest			$ 73,801
Subordinated convertible promissory notes converted into shares units			5,379,247
Proceeds from issuance of preferred stock																$ 570,000
Deemed dividend presented		$ 800,000
Class A Common Units
Common stock, shares issued																		508,777	508,777
Common stock, shares outstanding																		508,777	508,777
Stock issued during period																						508,777	508,777
Stock issued during period consideration																						$ 10,430	$ 10,430
Series 1 Preferred Units
Series 1c preferred units issued																					6,906,244
Common stock, shares outstanding																		6,906,244	6,906,244
Proceeds from issuance of preferred stock																					$ 6,833,877